Expense Example	12 Months Ended
Oct. 31, 2024 USD ($)
California Municipal Fund | California Municipal Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 460
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,407
California Municipal Fund | California Municipal Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,813
California Municipal Fund | California Municipal Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	808
Core Fixed Income Fund | Core Fixed Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,088
Core Fixed Income Fund | Core Fixed Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Core Fixed Income Fund | Core Fixed Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	576
Core Fixed Income Fund | Core Fixed Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Core Fixed Income Fund | Core Fixed Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Core Fixed Income Fund | Core Fixed Income Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Core Plus Bond Fund | Core Plus Bond Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	454
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,443
Core Plus Bond Fund | Core Plus Bond Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Core Plus Bond Fund | Core Plus Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	716
Core Plus Bond Fund | Core Plus Bond Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Core Plus Bond Fund | Core Plus Bond Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Diversified Income Fund | Diversified Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	479
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,621
Diversified Income Fund | Diversified Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,938
Diversified Income Fund | Diversified Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	994
Diversified Income Fund | Diversified Income Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	917
Diversified International Fund | Diversified International Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,914
Diversified International Fund | Diversified International Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Diversified International Fund | Diversified International Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Diversified International Fund | Diversified International Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Diversified International Fund | Diversified International Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Diversified International Fund | Diversified International Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Equity Income Fund | Equity Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,541
Equity Income Fund | Equity Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,716
Equity Income Fund | Equity Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Equity Income Fund | Equity Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	675
Equity Income Fund | Equity Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Equity Income Fund | Equity Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Finisterre Emerging Markets Total Return Bond Fund | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Global Emerging Markets Fund | Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	1,007
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	2,297
Global Emerging Markets Fund | Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,734
Global Emerging Markets Fund | Global Emerging Markets Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,510
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,314
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,085
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,231
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,216
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	721
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,298
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	934
Government Money Market Fund | Government Money Market Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Government Money Market Fund | Government Money Market Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	94
Expense Example, with Redemption, 10 Years	215
High Yield Fund | High Yield Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,441
High Yield Fund | High Yield Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,796
High Yield Fund | High Yield Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
High Yield Fund | High Yield Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Inflation Protection Fund | Inflation Protection Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Inflation Protection Fund | Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Inflation Protection Fund | Inflation Protection Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Inflation Protection Fund | Inflation Protection Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
International Equity Fund | International Fund I, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,056
International Equity Fund | International Fund I, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
International Equity Fund | International Fund I, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
International Equity Fund | International Fund I, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	938
LargeCap Growth Fund I | LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	1,662
LargeCap Growth Fund I | LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	988
LargeCap Growth Fund I | LargeCap Growth Fund I, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,430
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	760
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	562
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	141
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
LargeCap Value Fund III | LargeCap Value Fund III, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,165
LargeCap Value Fund III | LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	881
LargeCap Value Fund III | LargeCap Value Fund III, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,532
LargeCap Value Fund III | LargeCap Value Fund III, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,176
MidCap Fund | MidCap Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	1,608
MidCap Fund | MidCap Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,840
MidCap Fund | MidCap Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
MidCap Fund | MidCap Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
MidCap Fund | MidCap Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
MidCap Fund | MidCap Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
MidCap Fund | MidCap Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
MidCap Growth Fund | MidCap Growth Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
MidCap Growth Fund | MidCap Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
MidCap Growth Fund | MidCap Growth Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
MidCap Growth Fund | MidCap Growth Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
MidCap Growth Fund III | MidCap Growth Fund III, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,327
MidCap Growth Fund III | MidCap Growth Fund III, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,012
MidCap Growth Fund III | MidCap Growth Fun III, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,667
MidCap Growth Fund III | MidCap Growth Fund III, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,315
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
MidCap Value Fund I | MidCap Value Fund I, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	876
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	1,804
MidCap Value Fund I | MidCap Value I Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,094
MidCap Value Fund I | MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	925
MidCap Value Fund I | MidCap Value I Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,464
MidCap Value Fund I | MidCap Value I Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,106
MidCap Value Fund I | MidCap Value Fund I , Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	809
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Money Market Fund | Money Market Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	724
Overseas Fund | Overseas Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Overseas Fund | Overseas Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,745
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	621
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,418
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	459
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,385
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	615
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	458
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,373
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	460
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,407
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,630
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	1,717
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	1,848
Expense Example, with Redemption, 5 Years	3,472
Expense Example, with Redemption, 10 Years	7,030
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	967
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,542
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,186
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	694
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	498
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	581
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	498
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	513
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	430
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	454
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	454
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	211
Expense Example, with Redemption, 10 Years	478
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	502
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	231
Expense Example, with Redemption, 10 Years	526
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	549
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	466
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	864
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	639
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	489
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,137
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,329
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	625
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,880
Expense Example, with Redemption, 10 Years	4,225
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	2,807
Expense Example, with Redemption, 5 Years	5,070
Expense Example, with Redemption, 10 Years	9,079
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	2,435
Real Estate Securities Fund | Real Estate Securities Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,914
Real Estate Securities Fund | Real Estate Securities Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,182
Real Estate Securities Fund | Real Estate Securities Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Real Estate Securities Fund | Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,104
Real Estate Securities Fund | Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Real Estate Securities Fund | Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Real Estate Securities Fund | Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	1,784
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,973
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	649
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,740
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	1,938
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,118
Expense Example, with Redemption, 10 Years	1,806
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	1,995
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	473
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,554
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,906
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	1,849
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,046
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Short-Term Income Fund | Short-Term Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	970
Short-Term Income Fund | Short-Term Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,626
Short-Term Income Fund | Short-Term Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Short-Term Income Fund | Short-Term Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Short-Term Income Fund | Short-Term Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Short-Term Income Fund | Short-Term Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
SmallCap Fund | SmallCap Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,838
SmallCap Fund | SmallCap Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
SmallCap Fund | SmallCap Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,114
SmallCap Fund | SmallCap Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
SmallCap Fund | SmallCap Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
SmallCap Fund | SmallCap Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
SmallCap Growth Fund I | SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	217
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,419
SmallCap Growth Fund I | SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,745
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,396
SmallCap Growth Fund I | SmallCap Growth Fund I, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	141
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	76
Expense Example, with Redemption, 5 Years	137
Expense Example, with Redemption, 10 Years	314
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
SmallCap Value Fund II | SmallCap Value II Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,476
SmallCap Value Fund II | SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,241
SmallCap Value Fund II | SmallCap Value II Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,745
SmallCap Value Fund II | SmallCap Value II Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,396
SmallCap Value Fund II | SmallCap Value Fund II, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,117
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	461
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,419
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,865
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	$ 828